Schedule of Investments (unaudited)
January 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.4%
Boeing Co.(The)
3.20%, 03/01/29	$7,777	$7,555,876
6.30%, 05/01/29	10,738	11,406,107
Howmet Aerospace, Inc., 3.00%, 01/15/29(a)	5,418	5,268,544
L3Harris Technologies, Inc.
2.90%, 12/15/29(a)	3,529	3,369,915
5.05%, 06/01/29	6,270	6,442,105
Lockheed Martin Corp., 4.50%, 02/15/29	5,517	5,609,207
Northrop Grumman Corp., 4.60%, 02/01/29	3,845	3,907,488
RTX Corp.
5.75%, 01/15/29	3,911	4,099,002
7.50%, 09/15/29	3,273	3,642,057
		51,300,301
Agriculture — 1.7%
Altria Group, Inc., 4.80%, 02/14/29	13,951	14,194,476
BAT Capital Corp., 3.46%, 09/06/29(a)	4,366	4,257,105
BAT International Finance PLC, 5.93%, 02/02/29	6,756	7,091,146
Bunge Ltd. Finance Corp., 4.20%, 09/17/29(a)	6,698	6,703,464
Philip Morris International, Inc.
3.38%, 08/15/29(a)	5,686	5,554,565
4.63%, 11/01/29(a)	5,377	5,468,066
4.88%, 02/13/29	7,042	7,208,608
5.63%, 11/17/29	9,682	10,174,490
		60,651,920
Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29	1,826	1,792,511
Series 2017-2, Class AA, 3.35%, 04/15/31(a)	1,427	1,383,032
Delta Air Lines, Inc., 3.75%, 10/28/29(a)	3,877	3,793,062
		6,968,605
Auto Manufacturers — 4.7%
American Honda Finance Corp.
2.25%, 01/12/29	5,043	4,791,243
4.15%, 01/08/29	3,788	3,796,727
4.40%, 09/05/29(a)	5,716	5,767,160
4.90%, 03/13/29(a)	5,883	6,014,137
Cummins, Inc., 4.90%, 02/20/29(a)	4,431	4,554,124
Ford Motor Credit Co. LLC
2.90%, 02/10/29	5,686	5,388,530
4.97%, 04/06/29	3,342	3,359,519
5.11%, 05/03/29	10,988	11,073,665
5.30%, 09/06/29	6,935	7,028,146
5.80%, 03/08/29	11,555	11,875,478
5.88%, 11/07/29	9,554	9,850,951
General Motors Co., 5.40%, 10/15/29(a)	7,137	7,396,968
General Motors Financial Co., Inc.
4.30%, 04/06/29(a)	8,275	8,285,646
4.90%, 10/06/29(a)	8,314	8,453,045
5.55%, 07/15/29(a)	9,600	9,968,206
5.65%, 01/17/29(a)	3,065	3,175,706
5.80%, 01/07/29	10,427	10,873,750
PACCAR Financial Corp.
3.90%, 02/05/29	2,250	2,252,859
4.00%, 09/26/29	3,743	3,750,481
4.60%, 01/31/29	4,334	4,422,870
Toyota Motor Corp., 2.76%, 07/02/29	3,124	2,998,659
Toyota Motor Credit Corp.
3.65%, 01/08/29(a)	4,372	4,344,622
4.45%, 06/29/29(a)	6,491	6,577,711
Security	Par (000)	Value
Auto Manufacturers (continued)
4.55%, 08/09/29	$6,946	$7,065,049
4.65%, 01/05/29	6,123	6,244,564
5.05%, 05/16/29	7,863	8,111,161
		167,420,977
Auto Parts & Equipment — 0.4%
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29(a)	3,812	3,891,588
BorgWarner, Inc., 4.95%, 08/15/29(a)	4,311	4,408,821
Lear Corp., 4.25%, 05/15/29	3,706	3,695,197
Magna International, Inc., 5.05%, 03/14/29(a)	3,392	3,477,433
		15,473,039
Banks — 7.0%
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 03/13/29	8,175	8,474,018
Banco Santander SA, 3.31%, 06/27/29	7,799	7,589,432
Bank of New York Mellon Corp.(The)
3.30%, 08/23/29	6,005	5,844,037
3.85%, 04/26/29(a)	3,490	3,491,416
Series J, 1.90%, 01/25/29	2,917	2,753,327
Bank of Nova Scotia (The), 5.45%, 08/01/29	5,687	5,924,038
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29(a)	8,898	9,206,918
Citibank N.A., 4.84%, 08/06/29	11,249	11,506,264
Comerica, Inc., 4.00%, 02/01/29(a)	3,882	3,860,153
Cooperatieve Rabobank UA/New York
4.49%, 10/17/29(a)	4,557	4,637,830
4.80%, 01/09/29	4,149	4,247,057
Deutsche Bank AG/New York NY, 5.41%, 05/10/29(a)	8,373	8,703,668
ING Groep NV, 4.05%, 04/09/29(a)	8,512	8,489,345
Keybank National Association, 3.90%, 04/13/29	2,810	2,765,011
KeyCorp, 2.55%, 10/01/29(a)	5,745	5,436,259
Mitsubishi UFJ Financial Group, Inc.
3.20%, 07/18/29	12,286	11,913,342
3.74%, 03/07/29	10,509	10,430,179
National Australia Bank Ltd./New York, 4.79%, 01/10/29(a)	7,232	7,405,591
National Bank of Canada, 4.50%, 10/10/29	7,697	7,783,553
Northern Trust Corp., 3.15%, 05/03/29	3,775	3,680,795
PNC Bank N.A., 2.70%, 10/22/29	6,409	6,063,275
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/29	11,536	11,367,361
Royal Bank of Canada, 4.95%, 02/01/29	8,425	8,655,629
State Street Bank & Trust Co., 4.78%, 11/23/29	6,388	6,569,884
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/29	3,394	3,238,289
2.72%, 09/27/29(a)	3,500	3,318,336
3.04%, 07/16/29	19,803	19,066,200
5.32%, 07/09/29	5,633	5,830,122
Toronto-Dominion Bank (The), 4.99%, 04/05/29	7,990	8,201,188
Truist Financial Corp., 3.88%, 03/19/29(a)	5,852	5,793,393
U.S. Bancorp, 3.00%, 07/30/29	7,590	7,316,479
Webster Financial Corp., 4.10%, 03/25/29(a)	1,170	1,159,412
Wells Fargo & Co.
4.15%, 01/24/29	18,614	18,695,027
Series B, 7.95%, 11/15/29(a)	2,935	3,305,217
Westpac Banking Corp., 5.05%, 04/16/29	4,829	4,995,639
Wintrust Financial Corp., 4.85%, 06/06/29(a)	1,785	1,780,557
Zions Bancorp N.A., 3.25%, 10/29/29	2,890	2,728,711
		252,226,952

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 2.6%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29	$22,421	$22,883,228
Coca-Cola Co. (The), 2.13%, 09/06/29	7,832	7,388,667
Coca-Cola Consolidated, Inc., 5.25%, 06/01/29	5,696	5,880,323
Constellation Brands, Inc.
3.15%, 08/01/29	6,060	5,851,674
4.80%, 01/15/29	2,932	2,981,998
Diageo Capital PLC, 2.38%, 10/24/29	7,701	7,253,115
Keurig Dr Pepper, Inc.
3.95%, 04/15/29	6,995	6,929,991
5.05%, 03/15/29	6,764	6,906,731
Pepsico Singapore Financing I Pte Ltd., 4.55%, 02/16/29	3,229	3,283,327
PepsiCo, Inc.
2.63%, 07/29/29(a)	7,395	7,071,782
4.10%, 01/15/29	5,321	5,360,134
4.50%, 07/17/29	5,718	5,830,267
7.00%, 03/01/29	3,454	3,757,002
		91,378,239
Biotechnology — 0.7%
Amgen, Inc.
3.00%, 02/22/29(a)	6,209	6,028,221
4.05%, 08/18/29	9,631	9,627,428
Gilead Sciences, Inc., 4.80%, 11/15/29	5,746	5,902,100
Royalty Pharma PLC, 5.15%, 09/02/29	3,755	3,867,097
		25,424,846
Building Materials — 0.8%
CRH SMW Finance DAC, 5.20%, 05/21/29	5,991	6,184,503
Fortune Brands Innovations, Inc., 3.25%, 09/15/29	4,626	4,466,589
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29(a)	5,919	6,168,330
Owens Corning, 3.95%, 08/15/29(a)	3,568	3,543,194
Trane Technologies Financing Ltd., 3.80%, 03/21/29	5,484	5,463,216
Vulcan Materials Co., 4.95%, 12/01/29(a)	4,027	4,130,833
		29,956,665
Chemicals — 1.2%
Air Products and Chemicals, Inc., 4.60%, 02/08/29	5,631	5,734,671
Cabot Corp., 4.00%, 07/01/29(a)	2,606	2,583,704
Dow Chemical Co. (The), 7.38%, 11/01/29(a)	4,952	5,458,492
Eastman Chemical Co., 5.00%, 08/01/29	5,529	5,647,574
Mosaic Co. (The), 4.35%, 01/15/29	2,449	2,457,144
Nutrien Ltd., 4.20%, 04/01/29	6,126	6,125,590
PPG Industries, Inc., 2.80%, 08/15/29(a)	2,572	2,462,811
Rohm & Haas Co., 7.85%, 07/15/29(a)	2,241	2,482,663
RPM International, Inc., 4.55%, 03/01/29(a)	2,909	2,943,342
Sherwin-Williams Co. (The), 2.95%, 08/15/29(a)	5,834	5,609,420
		41,505,411
Commercial Services — 1.8%
Equifax, Inc., 4.80%, 09/15/29(a)	5,091	5,173,128
Global Payments, Inc.
3.20%, 08/15/29	9,415	8,997,662
5.30%, 08/15/29(a)	3,677	3,764,764
Moody's Corp., 4.25%, 02/01/29	3,506	3,534,677
PayPal Holdings, Inc., 2.85%, 10/01/29	11,757	11,271,982
RELX Capital, Inc., 4.00%, 03/18/29	7,497	7,476,695
S&P Global, Inc.
2.50%, 12/01/29(a)	3,910	3,697,819
2.70%, 03/01/29	8,430	8,118,170
4.25%, 05/01/29	7,852	7,896,563
Security	Par (000)	Value
Commercial Services (continued)
Verisk Analytics, Inc., 4.13%, 03/15/29	$4,524	$4,522,316
		64,453,776
Computers — 3.0%
Accenture Capital, Inc., 4.05%, 10/04/29(a)	9,581	9,610,550
Apple, Inc.
2.20%, 09/11/29	12,714	12,020,747
3.25%, 08/08/29	6,774	6,658,553
Dell International LLC/EMC Corp.
4.15%, 02/15/29	7,077	7,073,242
5.30%, 10/01/29	12,519	12,911,237
Genpact Luxembourg Sarl/Genpact USA, Inc., 6.00%, 06/04/29	2,693	2,822,551
Hewlett Packard Enterprise Co., 4.55%, 10/15/29(a)	12,849	12,943,353
HP, Inc., 4.00%, 04/15/29(a)	8,341	8,257,534
IBM International Capital Pte Ltd., 4.60%, 02/05/29(a)	4,388	4,458,694
International Business Machines Corp.
3.50%, 05/15/29	23,917	23,524,620
4.00%, 02/03/29	3,800	3,802,816
Western Digital Corp., 2.85%, 02/01/29	1,775	1,693,654
		105,777,551
Cosmetics & Personal Care — 0.7%
Estee Lauder Companies, Inc. (The), 2.38%, 12/01/29	5,789	5,428,540
Haleon U.S. Capital LLC, 3.38%, 03/24/29	7,625	7,459,800
Procter & Gamble Co.(The)
4.15%, 10/24/29(a)	3,155	3,194,257
4.35%, 01/29/29(a)	4,702	4,792,276
Unilever Capital Corp., 2.13%, 09/06/29	5,828	5,480,995
		26,355,868
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 02/28/29	6,781	6,757,383
4.63%, 09/10/29	9,924	10,027,692
5.10%, 01/19/29	6,298	6,444,910
Air Lease Corp.
3.25%, 10/01/29	3,614	3,466,827
5.10%, 03/01/29(a)	3,305	3,366,685
American Express Co., 4.05%, 05/03/29	8,364	8,395,021
BGC Group, Inc., 6.60%, 06/10/29(a)	3,988	4,173,486
Brookfield Finance, Inc., 4.85%, 03/29/29	8,049	8,190,283
Charles Schwab Corp.(The)
2.75%, 10/01/29	4,370	4,172,747
3.25%, 05/22/29	4,640	4,532,929
4.00%, 02/01/29(a)	4,379	4,401,170
Enact Holdings, Inc., 6.25%, 05/28/29	5,758	6,035,065
Intercontinental Exchange, Inc., 4.35%, 06/15/29	10,547	10,650,200
Lazard Group LLC, 4.38%, 03/11/29	4,291	4,301,887
Marex Group PLC, 6.40%, 11/04/29	4,892	5,097,178
Mastercard, Inc., 2.95%, 06/01/29	7,698	7,466,029
Nomura Holdings, Inc.
2.71%, 01/22/29	4,003	3,829,191
5.61%, 07/06/29	4,719	4,907,378
ORIX Corp., 4.65%, 09/10/29(a)	4,596	4,680,319
Radian Group, Inc., 6.20%, 05/15/29(a)	5,323	5,590,767
Synchrony Financial, 5.15%, 03/19/29	5,465	5,544,503
		122,031,650

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 7.4%
AEP Texas, Inc., 5.45%, 05/15/29	$3,955	$4,103,195
Ameren Corp., 5.00%, 01/15/29(a)	4,668	4,781,147
American Electric Power Co., Inc., 5.20%, 01/15/29	7,552	7,785,102
Arizona Public Service Co., 2.60%, 08/15/29	2,884	2,731,071
Avangrid, Inc., 3.80%, 06/01/29	5,361	5,291,476
Black Hills Corp., 3.05%, 10/15/29(a)	3,079	2,947,184
CenterPoint Energy, Inc., 5.40%, 06/01/29(a)	5,492	5,694,756
Connecticut Light and Power Co. (The), 4.65%, 01/01/29(a)	2,060	2,098,421
Consumers Energy Co.
4.60%, 05/30/29(a)	4,441	4,518,399
4.90%, 02/15/29	3,543	3,634,853
DTE Energy Co.
5.10%, 03/01/29	9,282	9,522,353
Series C, 3.40%, 06/15/29	3,432	3,343,052
Duke Energy Carolinas LLC, 2.45%, 08/15/29(a)	3,009	2,853,849
Duke Energy Corp.
3.40%, 06/15/29	4,077	3,990,065
4.85%, 01/05/29(a)	4,663	4,763,732
Duke Energy Florida LLC, 2.50%, 12/01/29	5,464	5,164,712
Duke Energy Ohio, Inc., 3.65%, 02/01/29(a)	2,811	2,786,261
Duke Energy Progress LLC, 3.45%, 03/15/29	4,652	4,585,672
Edison International
5.45%, 06/15/29	3,755	3,834,021
6.95%, 11/15/29	4,383	4,681,574
Entergy Texas, Inc., 4.00%, 03/30/29	2,193	2,187,286
Evergy, Inc., 2.90%, 09/15/29	6,346	6,048,835
Eversource Energy
5.95%, 02/01/29	6,510	6,807,444
Series O, 4.25%, 04/01/29	3,110	3,110,975
Exelon Corp., 5.15%, 03/15/29	4,784	4,923,334
Florida Power & Light Co., 5.15%, 06/15/29(a)	5,253	5,450,441
Georgia Power Co., Series B, 2.65%, 09/15/29	4,761	4,534,761
Interstate Power and Light Co., 3.60%, 04/01/29(a)	2,401	2,361,404
Jersey Central Power & Light Co., 4.15%, 01/15/29(b)	3,586	3,584,595
MidAmerican Energy Co., 3.65%, 04/15/29	5,717	5,663,579
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	3,184	3,149,468
4.85%, 02/07/29(a)	3,529	3,611,756
5.15%, 06/15/29(a)	3,411	3,523,324
Nevada Power Co., Series CC, 3.70%, 05/01/29	4,029	3,981,847
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/29(a)	7,834	7,466,811
3.50%, 04/01/29	3,651	3,587,202
4.90%, 03/15/29	6,780	6,946,836
NSTAR Electric Co., 3.25%, 05/15/29(a)	2,973	2,897,741
OGE Energy Corp., 5.45%, 05/15/29	2,617	2,710,161
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29	4,959	5,048,234
5.75%, 03/15/29(a)	2,347	2,457,918
Pacific Gas and Electric Co.
4.20%, 03/01/29(a)	2,962	2,948,472
5.55%, 05/15/29	6,788	7,014,873
6.10%, 01/15/29	6,177	6,481,658
PacifiCorp
3.50%, 06/15/29(a)	2,923	2,850,660
5.10%, 02/15/29(a)	4,049	4,144,531
Public Service Electric & Gas Co., 3.20%, 05/15/29(a)	3,006	2,930,340
Security	Par (000)	Value
Electric (continued)
Public Service Enterprise Group, Inc., 5.20%, 04/01/29(a)	$6,442	$6,627,560
Sempra, 3.70%, 04/01/29	3,612	3,558,906
Southern California Edison Co.
2.85%, 08/01/29	3,733	3,546,188
5.15%, 06/01/29(a)	4,275	4,376,632
6.65%, 04/01/29(a)	2,612	2,745,445
Series A, 4.20%, 03/01/29(a)	3,757	3,742,008
Southern Co. (The), 5.50%, 03/15/29	8,418	8,745,642
Tampa Electric Co., 4.90%, 03/01/29	3,520	3,600,774
Union Electric Co., 3.50%, 03/15/29	3,557	3,501,102
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29	3,943	3,791,915
Wisconsin Electric Power Co.
3.95%, 03/01/29	1,604	1,602,766
5.00%, 05/15/29(a)	2,741	2,821,005
Wisconsin Power and Light Co., 3.00%, 07/01/29	2,658	2,569,619
Wisconsin Public Service Corp., 4.55%, 12/01/29(a)	2,386	2,424,327
Xcel Energy, Inc., 2.60%, 12/01/29(a)	4,358	4,109,421
		263,298,691
Electronics — 1.4%
Allegion PLC, 3.50%, 10/01/29	3,148	3,072,486
Amphenol Corp.
4.35%, 06/01/29(a)	4,201	4,247,187
5.05%, 04/05/29(a)	3,681	3,788,517
Arrow Electronics, Inc., 5.15%, 08/21/29	4,011	4,102,893
Flex Ltd., 4.88%, 06/15/29	5,513	5,598,616
Honeywell International, Inc.
2.70%, 08/15/29(a)	5,402	5,170,955
4.25%, 01/15/29	6,002	6,050,332
4.88%, 09/01/29	4,437	4,566,572
Jabil, Inc.
4.20%, 02/01/29	2,935	2,933,879
5.45%, 02/01/29	2,445	2,527,992
Keysight Technologies, Inc., 3.00%, 10/30/29(a)	4,127	3,955,683
TD SYNNEX Corp., 4.30%, 01/17/29	4,296	4,294,101
		50,309,213
Engineering & Construction — 0.1%
MasTec, Inc., 5.90%, 06/15/29	3,214	3,362,890
Environmental Control — 0.7%
Republic Services, Inc.
4.88%, 04/01/29	6,244	6,400,430
5.00%, 11/15/29	3,402	3,512,195
Waste Connections, Inc., 3.50%, 05/01/29(a)	3,698	3,645,208
Waste Management, Inc.
2.00%, 06/01/29	4,310	4,043,756
3.88%, 01/15/29	3,626	3,621,208
4.88%, 02/15/29(a)	5,345	5,485,732
		26,708,529
Food — 1.2%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	3,255	3,523,180
Campbell's Co. (The), 5.20%, 03/21/29(a)	4,436	4,549,309
Hershey Co. (The), 2.45%, 11/15/29	2,239	2,113,728
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.00%, 02/02/29(a)	5,102	4,930,150
Kraft Heinz Foods Co., 4.63%, 01/30/29(a)	2,859	2,896,457
Kroger Co. (The), 4.50%, 01/15/29(a)	4,857	4,923,499

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Mondelez International, Inc., 4.75%, 02/20/29	$3,896	$3,972,994
Sysco Corp., 5.75%, 01/17/29	3,985	4,166,585
Tyson Foods, Inc.
4.35%, 03/01/29(a)	8,320	8,356,506
5.40%, 03/15/29	4,602	4,763,050
		44,195,458
Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 7.75%, 11/15/29(a)	4,159	4,694,208
Suzano Austria GmbH, 6.00%, 01/15/29	11,167	11,530,493
		16,224,701
Gas — 0.6%
Atmos Energy Corp., 2.63%, 09/15/29(a)	3,462	3,301,600
NiSource, Inc.
2.95%, 09/01/29(a)	5,475	5,249,440
5.20%, 07/01/29	4,217	4,348,914
ONE Gas, Inc., 5.10%, 04/01/29(a)	4,725	4,865,024
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29(a)	4,418	4,327,168
		22,092,146
Health Care - Products — 1.5%
Agilent Technologies, Inc., 2.75%, 09/15/29	3,723	3,559,768
Bay Area Toll Authority, 4.45%, 02/15/29(a)	2,479	2,486,161
DH Europe Finance II SARL, 2.60%, 11/15/29	6,143	5,833,933
GE HealthCare Technologies, Inc., 4.80%, 08/14/29	8,565	8,739,442
Revvity, Inc., 3.30%, 09/15/29	6,566	6,340,182
Solventum Corp., 5.40%, 03/01/29(a)	5,437	5,632,918
Stryker Corp., 4.25%, 09/11/29(a)	6,262	6,298,724
Thermo Fisher Scientific, Inc.
2.60%, 10/01/29(a)	7,066	6,727,311
5.00%, 01/31/29(a)	7,599	7,825,853
		53,444,292
Health Care - Services — 4.2%
Ascension Health, Series B, 2.53%, 11/15/29	7,272	6,898,554
Centene Corp., 4.63%, 12/15/29	20,572	20,052,702
Cigna Group (The), 5.00%, 05/15/29(a)	7,467	7,668,244
CommonSpirit Health, 3.35%, 10/01/29	4,385	4,244,842
Elevance Health, Inc.
2.88%, 09/15/29	6,744	6,441,966
5.15%, 06/15/29	4,674	4,816,651
HCA, Inc.
3.38%, 03/15/29	4,106	4,011,844
4.13%, 06/15/29	15,809	15,774,718
5.88%, 02/01/29	7,218	7,513,548
Humana, Inc.
3.13%, 08/15/29	3,681	3,522,693
3.70%, 03/23/29	5,851	5,729,455
ICON Investments Six DAC, 5.85%, 05/08/29	5,776	6,016,344
IQVIA, Inc., 6.25%, 02/01/29	9,049	9,522,425
Laboratory Corp. of America Holdings, 2.95%, 12/01/29	4,929	4,709,526
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	3,696	3,473,902
Quest Diagnostics, Inc.
4.20%, 06/30/29(a)	3,460	3,472,846
4.63%, 12/15/29	4,845	4,921,928
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	2,022	2,005,386
UnitedHealth Group, Inc.
2.88%, 08/15/29(a)	7,896	7,587,156
Security	Par (000)	Value
Health Care - Services (continued)
4.00%, 05/15/29	$6,696	$6,687,084
4.25%, 01/15/29	8,883	8,939,944
4.70%, 04/15/29(a)	3,340	3,405,160
Universal Health Services, Inc., 4.63%, 10/15/29	3,822	3,843,714
		151,260,632
Holding Companies - Diversified — 3.5%
Apollo Debt Solutions BDC, 6.90%, 04/13/29	7,885	8,228,165
Ares Capital Corp.
5.88%, 03/01/29	7,447	7,636,739
5.95%, 07/15/29	6,876	7,065,273
Ares Strategic Income Fund
4.85%, 01/15/29(b)	5,094	5,036,961
6.35%, 08/15/29	5,146	5,298,907
Barings BDC, Inc., 7.00%, 02/15/29(a)	2,482	2,563,227
Blackstone Private Credit Fund
4.00%, 01/15/29	4,667	4,531,611
5.60%, 11/22/29	4,319	4,345,477
5.95%, 07/16/29	5,773	5,872,042
Blue Owl Capital Corp., 5.95%, 03/15/29(a)	7,425	7,504,530
Blue Owl Credit Income Corp.
6.60%, 09/15/29	6,903	7,103,959
7.75%, 01/15/29(a)	4,310	4,569,930
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	5,574	5,720,758
Franklin BSP Capital Corp., 7.20%, 06/15/29(a)	2,756	2,856,839
FS KKR Capital Corp.
6.88%, 08/15/29(a)	4,518	4,549,830
7.88%, 01/15/29(a)	2,305	2,387,468
Goldman Sachs BDC, Inc., 5.10%, 01/28/29	2,625	2,606,697
Goldman Sachs Private Credit Corp., 5.38%, 01/31/29(b)	4,680	4,686,612
Golub Capital BDC, Inc., 6.00%, 07/15/29	6,012	6,153,576
Golub Capital Private Credit Fund, 5.80%, 09/12/29(a)	4,087	4,144,248
Main Street Capital Corp., 6.95%, 03/01/29(a)	2,717	2,836,948
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/29(a)	3,001	3,094,621
New Mountain Finance Corp., 6.88%, 02/01/29(a)	2,154	2,194,917
Oaktree Specialty Lending Corp., 7.10%, 02/15/29(a)	2,129	2,200,128
Oaktree Strategic Credit Fund, 6.50%, 07/23/29(a)	3,032	3,119,242
Sixth Street Lending Partners, 6.50%, 03/11/29	5,776	5,996,481
Sixth Street Specialty Lending, Inc., 6.13%, 03/01/29(a)	3,062	3,149,991
		125,455,177
Home Builders — 0.1%
Toll Brothers Finance Corp., 3.80%, 11/01/29(a)	3,616	3,560,816
Home Furnishings — 0.1%
Leggett & Platt, Inc., 4.40%, 03/15/29(a)	4,394	4,347,848
Household Products & Wares — 0.3%
Clorox Co. (The), 4.40%, 05/01/29	3,835	3,872,529
Kimberly-Clark Corp., 3.20%, 04/25/29	5,407	5,286,399
		9,158,928
Insurance — 3.6%
Allstate Corp. (The), 5.05%, 06/24/29(a)	4,016	4,140,099
American National Group, Inc., 5.75%, 10/01/29	5,055	5,230,972
Aon Corp., 3.75%, 05/02/29	5,844	5,785,066
Aon North America, Inc., 5.15%, 03/01/29	7,559	7,784,832
Arthur J Gallagher & Co., 4.85%, 12/15/29(a)	6,179	6,322,323

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Axis Specialty Finance LLC, 3.90%, 07/15/29(a)	$2,593	$2,568,690
Brown & Brown, Inc., 4.50%, 03/15/29(a)	3,382	3,404,278
Chubb INA Holdings LLC, 4.65%, 08/15/29(a)	5,339	5,461,176
CNA Financial Corp., 3.90%, 05/01/29(a)	3,806	3,781,311
CNO Financial Group, Inc., 5.25%, 05/30/29(a)	4,202	4,275,892
Corebridge Financial, Inc., 3.85%, 04/05/29(a)	8,410	8,320,165
Enstar Group Ltd., 4.95%, 06/01/29(a)	4,441	4,490,578
Essent Group Ltd., 6.25%, 07/01/29(a)	4,233	4,427,447
F&G Annuities & Life, Inc., 6.50%, 06/04/29(a)	4,499	4,675,699
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/29	4,670	4,481,148
Markel Group, Inc., 3.35%, 09/17/29	2,420	2,343,783
Marsh & McLennan Companies, Inc., 4.38%, 03/15/29	11,952	12,068,489
NMI Holdings, Inc., 6.00%, 08/15/29	3,627	3,760,551
PartnerRe Finance B LLC, 3.70%, 07/02/29	4,248	4,154,957
Principal Financial Group, Inc., 3.70%, 05/15/29(a)	4,733	4,668,453
Progressive Corp.(The)
4.00%, 03/01/29(a)	4,027	4,034,882
6.63%, 03/01/29(a)	2,425	2,607,945
Reinsurance Group of America, Inc., 3.90%, 05/15/29	5,213	5,171,214
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	3,922	3,843,856
SiriusPoint Ltd., 7.00%, 04/05/29	3,416	3,617,366
Unum Group, 4.00%, 06/15/29	3,114	3,084,301
Willis North America, Inc., 2.95%, 09/15/29	5,951	5,682,912
		130,188,385
Internet — 1.4%
Amazon.com, Inc.
3.45%, 04/13/29	10,577	10,467,924
4.65%, 12/01/29	10,573	10,848,490
AppLovin Corp., 5.13%, 12/01/29	8,249	8,460,730
eBay, Inc., 4.25%, 03/06/29	3,897	3,912,662
Meta Platforms, Inc., 4.30%, 08/15/29(a)	7,931	8,018,926
Netflix, Inc., 6.38%, 05/15/29	6,308	6,745,871
		48,454,603
Iron & Steel — 0.1%
ArcelorMittal SA, 4.25%, 07/16/29(a)	3,975	3,982,793
Leisure Time — 0.2%
Brunswick Corp., 5.85%, 03/18/29(a)	3,403	3,541,357
Polaris, Inc., 6.95%, 03/15/29(a)	3,814	4,054,449
		7,595,806
Lodging — 0.9%
Choice Hotels International, Inc., 3.70%, 12/01/29	2,945	2,872,585
Hyatt Hotels Corp., 5.25%, 06/30/29(a)	4,810	4,957,094
Las Vegas Sands Corp.
3.90%, 08/08/29	6,457	6,292,360
6.00%, 08/15/29	3,489	3,638,736
Marriott International, Inc./MD
4.88%, 05/15/29	3,595	3,674,929
4.90%, 04/15/29(a)	6,737	6,886,593
Sands China Ltd., 2.85%, 03/08/29	4,590	4,372,005
		32,694,302
Machinery — 2.2%
Caterpillar Financial Services Corp.
4.38%, 08/16/29(a)	3,874	3,931,417
4.70%, 11/15/29	7,066	7,246,581
4.85%, 02/27/29(a)	3,985	4,095,118
Caterpillar, Inc., 2.60%, 09/19/29(a)	3,174	3,034,042
Security	Par (000)	Value
Machinery (continued)
CNH Industrial Capital LLC
5.10%, 04/20/29	$4,641	$4,756,249
5.50%, 01/12/29	3,914	4,051,358
Deere & Co., 5.38%, 10/16/29	3,588	3,765,672
Dover Corp., 2.95%, 11/04/29	2,885	2,764,950
IDEX Corp., 4.95%, 09/01/29(a)	4,003	4,087,088
Ingersoll Rand, Inc., 5.18%, 06/15/29(a)	4,487	4,639,141
John Deere Capital Corp.
2.80%, 07/18/29(a)	4,951	4,772,224
3.35%, 04/18/29	3,552	3,492,324
3.45%, 03/07/29	4,632	4,570,977
4.50%, 01/16/29	7,013	7,138,740
4.85%, 06/11/29	5,758	5,920,000
4.85%, 10/11/29(a)	3,101	3,204,309
Nordson Corp., 4.50%, 12/15/29	3,485	3,508,343
Rockwell Automation, Inc., 3.50%, 03/01/29(a)	3,553	3,502,187
		78,480,720
Manufacturing — 0.9%
3M Co.
2.38%, 08/26/29(a)	7,029	6,637,247
3.38%, 03/01/29	5,681	5,572,574
Parker-Hannifin Corp.
3.25%, 06/14/29	7,580	7,384,436
4.50%, 09/15/29(a)	7,389	7,490,213
Pentair Finance SARL, 4.50%, 07/01/29	3,223	3,237,335
Textron, Inc., 3.90%, 09/17/29(a)	2,726	2,697,192
		33,018,997
Media — 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	9,826	9,228,765
5.05%, 03/30/29	9,417	9,520,526
6.10%, 06/01/29	11,519	12,014,027
Comcast Corp.
4.55%, 01/15/29(a)	6,977	7,093,050
5.10%, 06/01/29(a)	5,243	5,417,220
Fox Corp., 4.71%, 01/25/29	15,133	15,351,637
Paramount Global, 4.20%, 06/01/29(a)	1,637	1,592,107
Walt Disney Co. (The), 2.00%, 09/01/29(a)	15,234	14,265,671
		74,483,003
Mining — 0.1%
Freeport-McMoRan, Inc., 5.25%, 09/01/29	2,960	3,006,291
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29	5,430	5,241,867
Oil & Gas — 3.1%
BP Capital Markets America, Inc.
4.70%, 04/10/29	8,773	8,955,916
4.87%, 11/25/29	5,134	5,270,392
4.97%, 10/17/29(a)	6,656	6,851,166
Canadian Natural Resources Ltd., 5.00%, 12/15/29(a)	5,442	5,592,388
Chevron USA, Inc., 3.25%, 10/15/29(a)	3,795	3,711,757
ConocoPhillips Co., 6.95%, 04/15/29(a)	5,578	6,061,299
Coterra Energy, Inc., 4.38%, 03/15/29	3,530	3,550,386
Diamondback Energy, Inc., 3.50%, 12/01/29	7,936	7,710,254
EQT Corp.
4.50%, 01/15/29	5,421	5,446,511
5.00%, 01/15/29	3,160	3,214,542
6.38%, 04/01/29	4,121	4,264,585

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Expand Energy Corp., 5.38%, 02/01/29	$4,697	$4,699,645
Exxon Mobil Corp., 2.44%, 08/16/29(a)	9,379	8,972,499
Helmerich & Payne, Inc., 4.85%, 12/01/29(a)	2,949	2,982,000
Hess Corp., 7.88%, 10/01/29	3,459	3,893,669
Patterson-UTI Energy, Inc., 5.15%, 11/15/29(a)	3,045	3,080,671
Phillips 66 Co., 3.15%, 12/15/29	4,872	4,690,781
Shell Finance U.S., Inc., 2.38%, 11/07/29	8,745	8,259,728
Shell International Finance BV, 2.38%, 11/07/29	1,561	1,474,600
TotalEnergies Capital International SA, 3.46%, 02/19/29	9,512	9,391,947
Valero Energy Corp., 4.00%, 04/01/29	3,017	3,000,337
		111,075,073
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/29(a)	4,436	4,284,487
NOV, Inc., 3.60%, 12/01/29(a)	3,698	3,616,272
		7,900,759
Packaging & Containers — 0.5%
Amcor Group Finance PLC, 5.45%, 05/23/29(a)	3,912	4,060,567
Packaging Corp. of America, 3.00%, 12/15/29	3,850	3,685,201
Sonoco Products Co., 4.60%, 09/01/29	4,649	4,687,731
WRKCo, Inc., 4.90%, 03/15/29(a)	5,320	5,427,415
		17,860,914
Pharmaceuticals — 6.3%
AbbVie, Inc.
3.20%, 11/21/29	38,817	37,659,882
4.80%, 03/15/29	18,468	18,913,152
Astrazeneca Finance LLC, 4.85%, 02/26/29	9,384	9,629,108
AstraZeneca PLC, 4.00%, 01/17/29	7,589	7,612,283
Becton Dickinson & Co.
4.87%, 02/08/29	4,717	4,812,243
5.08%, 06/07/29(a)	5,161	5,305,808
Bristol-Myers Squibb Co.
3.40%, 07/26/29(a)	15,614	15,331,624
4.90%, 02/22/29(a)	478	491,851
Cardinal Health, Inc.
5.00%, 11/15/29	6,187	6,356,641
5.13%, 02/15/29	4,367	4,493,857
Cencora, Inc., 4.85%, 12/15/29	5,159	5,277,682
CVS Health Corp.
3.25%, 08/15/29(a)	13,548	13,088,759
5.00%, 01/30/29	7,471	7,632,668
5.40%, 06/01/29(a)	6,777	7,014,584
Eli Lilly & Co.
3.38%, 03/15/29(a)	6,416	6,330,048
4.20%, 08/14/29(a)	8,201	8,283,171
4.50%, 02/09/29	6,584	6,706,392
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	7,999	7,850,110
Johnson & Johnson
4.80%, 06/01/29(a)	8,491	8,758,011
6.95%, 09/01/29(a)	2,368	2,615,198
McKesson Corp., 4.25%, 09/15/29	3,943	3,963,168
Merck & Co., Inc.
3.40%, 03/07/29	13,744	13,545,617
3.85%, 03/15/29(a)	3,903	3,901,056
Novartis Capital Corp., 3.80%, 09/18/29(a)	7,451	7,425,893
Pfizer, Inc., 3.45%, 03/15/29(a)	12,040	11,914,270
		224,913,076
Pipelines — 4.5%
Boardwalk Pipelines LP, 4.80%, 05/03/29	3,750	3,803,032
Security	Par (000)	Value
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	$8,769	$8,580,819
Cheniere Energy Partners LP, 4.50%, 10/01/29(a)	11,865	11,913,933
DCP Midstream Operating LP, 5.13%, 05/15/29(a)	4,012	4,105,324
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	2,679	2,571,784
Enbridge, Inc.
3.13%, 11/15/29(a)	7,986	7,668,258
5.30%, 04/05/29	5,791	5,976,113
Energy Transfer LP
4.15%, 09/15/29	4,114	4,099,154
5.25%, 04/15/29	11,247	11,569,900
5.25%, 07/01/29(a)	7,903	8,146,653
Enterprise Products Operating LLC, 3.13%, 07/31/29	9,887	9,596,990
Kinder Morgan, Inc.
5.00%, 02/01/29(a)	9,446	9,693,807
5.10%, 08/01/29	3,673	3,785,115
MPLX LP, 4.80%, 02/15/29	5,528	5,612,901
ONEOK, Inc.
3.40%, 09/01/29(a)	5,147	4,996,483
4.35%, 03/15/29(a)	4,882	4,898,362
4.40%, 10/15/29	4,067	4,078,130
5.38%, 06/01/29(a)	3,665	3,779,345
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	7,660	7,462,822
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29	8,104	8,229,622
Targa Resources Corp.
4.35%, 01/15/29	5,640	5,668,924
6.15%, 03/01/29	7,297	7,687,781
Western Midstream Operating LP, 6.35%, 01/15/29	4,498	4,743,599
Williams Companies, Inc.(The)
4.80%, 11/15/29	3,164	3,228,719
4.90%, 03/15/29	8,264	8,453,499
		160,351,069
Real Estate — 0.1%
CBRE Services, Inc., 5.50%, 04/01/29(a)	3,842	3,981,076
Real Estate Investment Trusts — 6.1%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29	3,259	3,072,069
4.50%, 07/30/29	2,641	2,654,992
American Homes 4 Rent LP, 4.90%, 02/15/29	2,911	2,959,128
American Tower Corp.
3.80%, 08/15/29	12,985	12,800,846
3.95%, 03/15/29(a)	5,105	5,071,611
5.20%, 02/15/29	4,778	4,912,354
AvalonBay Communities, Inc., 3.30%, 06/01/29	3,523	3,436,669
Boston Properties LP, 3.40%, 06/21/29	6,658	6,466,439
Brixmor Operating Partnership LP, 4.13%, 05/15/29	5,485	5,465,417
Camden Property Trust, 3.15%, 07/01/29(a)	5,381	5,207,802
COPT Defense Properties LP, 2.00%, 01/15/29(a)	3,361	3,159,745
Crown Castle, Inc.
3.10%, 11/15/29	4,614	4,410,085
4.30%, 02/15/29	5,223	5,225,284
4.90%, 09/01/29(a)	4,470	4,545,382
5.60%, 06/01/29(a)	5,009	5,196,011
CubeSmart LP, 4.38%, 02/15/29	2,664	2,674,197

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Digital Realty Trust LP, 3.60%, 07/01/29	$6,813	$6,684,364
EPR Properties, 3.75%, 08/15/29(a)	2,670	2,596,213
Equinix, Inc., 3.20%, 11/18/29	9,593	9,234,042
ERP Operating LP, 3.00%, 07/01/29	4,534	4,380,492
Essex Portfolio LP, 4.00%, 03/01/29	3,962	3,937,526
Extra Space Storage LP
3.90%, 04/01/29	3,440	3,401,463
4.00%, 06/15/29	2,480	2,463,573
Federal Realty OP LP, 3.20%, 06/15/29	2,623	2,534,327
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29	6,160	6,279,479
Healthpeak OP LLC, 3.50%, 07/15/29	5,354	5,220,772
Highwoods Realty LP, 4.20%, 04/15/29	1,150	1,132,737
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29(a)	5,103	4,910,810
Kilroy Realty LP, 4.25%, 08/15/29	3,290	3,232,487
Mid-America Apartments LP, 3.95%, 03/15/29(a)	4,699	4,676,680
Omega Healthcare Investors, Inc., 3.63%, 10/01/29	4,287	4,156,939
Piedmont Operating Partnership LP, 6.88%, 07/15/29	1,925	2,044,770
Prologis LP
2.88%, 11/15/29	3,507	3,352,813
4.38%, 02/01/29	2,532	2,556,324
Public Storage Operating Co.
3.39%, 05/01/29	3,563	3,497,166
5.13%, 01/15/29(a)	3,955	4,084,596
Realty Income Corp.
3.10%, 12/15/29	4,698	4,534,801
3.25%, 06/15/29	3,416	3,325,602
3.95%, 02/01/29	3,487	3,474,109
4.00%, 07/15/29(a)	3,494	3,485,626
4.75%, 02/15/29	3,161	3,218,983
Regency Centers LP, 2.95%, 09/15/29	3,578	3,434,542
Sabra Health Care LP, 3.90%, 10/15/29(a)	2,653	2,597,058
Simon Property Group LP, 2.45%, 09/13/29(a)	10,104	9,561,020
Store Capital LLC, 4.63%, 03/15/29	2,418	2,413,904
UDR, Inc., 4.40%, 01/26/29	2,381	2,395,078
Ventas Realty LP, 4.40%, 01/15/29	6,103	6,136,932
Welltower OP LLC
2.05%, 01/15/29	3,498	3,312,046
4.13%, 03/15/29	4,266	4,277,036
Weyerhaeuser Co., 4.00%, 11/15/29	6,408	6,347,723
WP Carey, Inc., 3.85%, 07/15/29(a)	2,737	2,706,062
		218,856,126
Retail — 2.9%
AutoNation, Inc., 4.45%, 01/15/29	3,104	3,108,251
AutoZone, Inc.
3.75%, 04/18/29	3,111	3,069,594
5.10%, 07/15/29	4,980	5,120,526
Darden Restaurants, Inc., 4.55%, 10/15/29	3,520	3,553,957
Dick's Sporting Goods, Inc., 4.00%, 10/01/29(b)	2,772	2,731,336
Genuine Parts Co., 4.95%, 08/15/29	6,306	6,407,035
Home Depot, Inc.(The)
2.95%, 06/15/29	13,060	12,664,695
4.75%, 06/25/29	9,078	9,304,331
4.90%, 04/15/29	5,125	5,270,616
Lowe's Companies, Inc.
3.65%, 04/05/29	10,593	10,463,269
6.50%, 03/15/29	2,583	2,765,493
Security	Par (000)	Value
Retail (continued)
McDonald's Corp.
2.63%, 09/01/29	$7,217	$6,887,996
5.00%, 05/17/29(a)	3,925	4,037,915
O'Reilly Automotive, Inc., 3.90%, 06/01/29	4,266	4,233,805
Starbucks Corp., 3.55%, 08/15/29	7,797	7,661,998
Target Corp., 3.38%, 04/15/29(a)	7,754	7,622,069
Walmart, Inc.
2.38%, 09/24/29(a)	2,836	2,702,338
3.25%, 07/08/29	5,647	5,560,144
		103,165,368
Semiconductors — 3.4%
Applied Materials, Inc., 4.80%, 06/15/29	5,802	5,952,843
Broadcom, Inc.
4.00%, 04/15/29(a)(b)	6,290	6,272,322
4.75%, 04/15/29	11,324	11,535,537
5.05%, 07/12/29	17,223	17,742,235
Intel Corp.
2.45%, 11/15/29	15,109	14,143,108
4.00%, 08/05/29	6,825	6,776,336
KLA Corp., 4.10%, 03/15/29	6,416	6,440,585
Lam Research Corp., 4.00%, 03/15/29	7,628	7,630,742
Marvell Technology, Inc., 5.75%, 02/15/29	4,053	4,223,504
Microchip Technology, Inc., 5.05%, 03/15/29(a)	7,421	7,593,799
Micron Technology, Inc., 5.33%, 02/06/29	5,531	5,697,150
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29(a)	7,551	7,566,898
Qorvo, Inc., 4.38%, 10/15/29(a)	6,430	6,332,824
Texas Instruments, Inc.
2.25%, 09/04/29	5,584	5,274,913
4.60%, 02/08/29	4,923	5,031,435
TSMC Arizona Corp., 4.13%, 04/22/29	2,158	2,164,426
		120,378,657
Software — 2.4%
Adobe, Inc., 4.80%, 04/04/29(a)	5,186	5,324,153
Atlassian Corp., 5.25%, 05/15/29	3,830	3,937,740
Broadridge Financial Solutions, Inc., 2.90%, 12/01/29(a)	5,978	5,682,820
Cadence Design Systems, Inc., 4.30%, 09/10/29	7,466	7,511,430
Fidelity National Information Services, Inc., 3.75%, 05/21/29	2,946	2,891,327
Fiserv, Inc., 3.50%, 07/01/29(a)	22,581	21,941,911
Oracle Corp.
4.20%, 09/27/29(a)	11,514	11,315,036
6.15%, 11/09/29	9,408	9,809,157
Roper Technologies, Inc.
2.95%, 09/15/29	4,982	4,773,469
4.50%, 10/15/29	3,897	3,933,717
Take-Two Interactive Software, Inc., 5.40%, 06/12/29	3,044	3,152,993
Workday, Inc., 3.70%, 04/01/29(a)	5,852	5,772,746
		86,046,499
Telecommunications — 4.1%
America Movil SAB de CV, 3.63%, 04/22/29	8,066	7,897,333
AT&T, Inc., 4.35%, 03/01/29	23,173	23,334,380
Cisco Systems, Inc., 4.85%, 02/26/29(a)	17,713	18,165,968
Juniper Networks, Inc., 3.75%, 08/15/29(a)	4,371	4,276,657
Motorola Solutions, Inc.
4.60%, 05/23/29	6,100	6,171,989
5.00%, 04/15/29	3,282	3,365,132
Rogers Communications, Inc., 5.00%, 02/15/29(a)	10,147	10,353,986

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
T-Mobile USA, Inc.
2.40%, 03/15/29	$4,521	$4,290,336
2.63%, 02/15/29	7,981	7,640,030
3.38%, 04/15/29	15,706	15,329,671
4.20%, 10/01/29(a)	5,618	5,631,265
4.85%, 01/15/29(a)	7,288	7,444,631
Verizon Communications, Inc.
3.88%, 02/08/29(a)	7,625	7,601,817
4.02%, 12/03/29(a)	25,851	25,707,952
		147,211,147
Toys, Games & Hobbies — 0.2%
Hasbro, Inc., 3.90%, 11/19/29(a)	6,430	6,342,279
Transportation — 1.6%
Canadian Pacific Railway Co., 2.88%, 11/15/29	3,429	3,294,087
CSX Corp., 4.25%, 03/15/29	6,901	6,963,381
FedEx Corp.
3.10%, 08/05/29	5,388	5,198,186
3.10%, 08/05/29(a)	1,662	1,606,532
Fedex Freight Holding Co., Inc., 4.30%, 03/15/29(b)	3,585	3,587,808
GXO Logistics, Inc., 6.25%, 05/06/29	4,763	5,025,111
Norfolk Southern Corp., 2.55%, 11/01/29(a)	3,243	3,075,314
Ryder System, Inc.
4.90%, 12/01/29(a)	2,858	2,919,258
4.95%, 09/01/29	2,558	2,614,611
5.38%, 03/15/29	3,609	3,730,408
5.50%, 06/01/29(a)	1,838	1,908,489
Union Pacific Corp.
3.70%, 03/01/29	5,966	5,925,927
6.63%, 02/01/29(a)	3,011	3,245,162
United Parcel Service, Inc.
2.50%, 09/01/29(a)	3,131	2,975,329
3.40%, 03/15/29	5,741	5,663,578
		57,733,181
Security	Par (000)	Value
Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29	$4,030	$4,078,104
Water — 0.2%
American Water Capital Corp., 3.45%, 06/01/29	3,932	3,860,001
Essential Utilities, Inc., 3.57%, 05/01/29(a)	2,898	2,841,959
		6,701,960
Total Long-Term Investments — 98.5% (Cost: $3,462,855,378)		3,528,087,176
	Shares
Short-Term Securities
Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	147,871,360	147,945,296
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	21,720,000	21,720,000
Total Short-Term Securities — 4.8% (Cost: $169,633,937)		169,665,296
Total Investments — 103.3% (Cost: $3,632,489,315)		3,697,752,472
Liabilities in Excess of Other Assets — (3.3)%		(117,003,673)
Net Assets — 100.0%		$3,580,748,799

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$144,451,226	$3,493,550 (a)	$—	$2,289	$(1,769)	$147,945,296	147,871,360	$99,244 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,590,000	3,130,000 (a)	—	—	—	21,720,000	21,720,000	104,495	—
				$2,289	$(1,769)	$169,665,296		$203,739	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® Dec 2029 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,528,087,176	$—	$3,528,087,176
Short-Term Securities
Money Market Funds	169,665,296	—	—	169,665,296
	$169,665,296	$3,528,087,176	$—	$3,697,752,472